SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in Non-Cash Working Capital Accounts
Accounts receivable	$ 0	$ 297,308	$ (281,445)
GST recoverable	(2,533)	(2,128)	(6,672)
Prepaid expenses	0	(18,608)	(153,311)
Trade and other payables	(7,003)	125,564	(103,884)
Liabilities to customers	0	(297,309)	286,990
Total	(9,536)	104,827	(258,322)
Significant Non-Cash Financing Activities
Shares issued in settlement of debts	0	0	103,779
Shares issued for services	0	7,373	21,896
Shares issued on conversion of convertible promissory notes	1,379,907	1,966,571	0
Other Information
Interest paid	59,138	186,128	16
Income taxes paid	$ 0	$ 0	$ 0